JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.8%

Argentina - 2.8%
MercadoLibre, Inc.*	299	338,958

Brazil - 2.3%
B3 SA - Brasil Bolsa Balcao	36,160	99,965
Magazine Luiza SA*	35,416	46,687
NU Holdings Ltd., Class A*(a)	3,477	25,803
Pagseguro Digital Ltd., Class A*(a)	2,070	46,830
Raia Drogasil SA	12,592	55,159

		274,444

China - 34.6%
Alibaba Group Holding Ltd.*	9,145	143,341
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	14,621	114,476
Budweiser Brewing Co. APAC Ltd.(b)	36,765	97,116
China Gas Holdings Ltd.	33,756	57,352
Contemporary Amperex Technology Co. Ltd., Class A	933	90,038
Dada Nexus Ltd., ADR*	3,482	38,027
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,791	149,843
Hundsun Technologies, Inc., Class A	6,998	64,758
JD.com, Inc., ADR*	1,578	118,195
JD.com, Inc., Class A*	7,921	300,209
Jiangsu Hengli Hydraulic Co. Ltd., Class A	15,471	188,398
KE Holdings, Inc., ADR*	3,440	74,950
Kingdee International Software Group Co. Ltd.*	33,349	76,414
Meituan*(b)	7,797	232,611
Midea Group Co. Ltd., Class A	3,256	37,818
NetEase, Inc.	12,341	257,680
Pharmaron Beijing Co. Ltd., Class A	5,886	109,218
Ping An Bank Co. Ltd., Class A	48,156	120,700
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,976	150,978
Shenzhou International Group Holdings Ltd.	8,462	157,006
Sichuan Swellfun Co. Ltd., Class A	1,990	31,197
Silergy Corp.	1,023	138,273
Sunny Optical Technology Group Co. Ltd.	6,004	154,996
Tencent Holdings Ltd.	9,578	600,173
Wanhua Chemical Group Co. Ltd., Class A	8,751	126,205
Wuliangye Yibin Co. Ltd., Class A	2,814	88,509
Wuxi Biologics Cayman, Inc.*(b)	19,749	197,935
Xinyi Solar Holdings Ltd.	96,810	155,309
Yum China Holdings, Inc.	2,605	125,475

		4,197,200

Hong Kong - 5.7%
AIA Group Ltd.	23,790	248,367
AIA Group Ltd.	795	8,245
Hong Kong Exchanges & Clearing Ltd.	2,106	120,219
JD.com cash in lieu of shares*	456	17,286
Techtronic Industries Co. Ltd.	17,840	294,362

		688,479

India - 19.5%
Apollo Hospitals Enterprise Ltd.	1,562	93,871
Asian Paints Ltd.	2,519	106,727
Britannia Industries Ltd.	1,516	72,085
HDFC Bank Ltd.	13,065	262,759
HDFC Bank Ltd., ADR	2,799	192,082
HDFC Life Insurance Co. Ltd.(b)	16,679	139,822
Hindustan Unilever Ltd.	5,256	160,723
Housing Development Finance Corp. Ltd.	9,711	331,357
Infosys Ltd., ADR	6,857	161,608
Infosys Ltd.	3,073	72,300
Kotak Mahindra Bank Ltd.	7,575	189,860
Reliance Industries Ltd.	7,829	252,309
Tata Consultancy Services Ltd.	6,652	334,972

		2,370,475

Indonesia - 3.2%
Bank Central Asia Tbk. PT	383,535	204,001
Bank Rakyat Indonesia Persero Tbk. PT	655,689	186,632

		390,633

Macau - 0.6%
Sands China Ltd.*	26,388	73,583

Mexico - 2.0%
Grupo Financiero Banorte SAB de CV, Class O	9,341	59,089
Wal-Mart de Mexico SAB de CV(a)	52,447	177,901

		236,990

Panama - 0.6%
Copa Holdings SA, Class A*	879	73,482

Poland - 0.6%
Allegro.eu SA*(b)	8,323	77,144

Portugal - 0.8%
Jeronimo Martins SGPS SA	4,290	103,083

Russia - 1.1%
Sberbank of Russia PJSC	37,519	129,297

South Africa - 1.2%
Bid Corp. Ltd.	3,452	74,407
Capitec Bank Holdings Ltd.	525	68,934

		143,341

South Korea - 8.3%
Delivery Hero SE*(b)	1,063	82,024
LG Chem Ltd.*	225	120,754
NCSoft Corp.*	206	92,974
Samsung Electronics Co. Ltd.	11,386	708,181

		1,003,933

Taiwan - 12.6%
Chailease Holding Co. Ltd.	16,230	148,865
Realtek Semiconductor Corp.	3,104	60,218
Sea Ltd., ADR*(a)	1,120	168,279
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,238	1,010,211
Taiwan Semiconductor Manufacturing Co. Ltd.	6,120	141,506

		1,529,079

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

United Kingdom - 1.2%
Prudential plc	8,809	148,474

United States - 2.7%
EPAM Systems, Inc.*	544	258,799
JS Global Lifestyle Co. Ltd.(b)	41,166	65,786

		324,585

TOTAL COMMON STOCKS (Cost $9,235,381)		12,103,180

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENT COMPANIES - 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $35,270)	35,256	35,270

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	47,029	47,015
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	7,831	7,831

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $54,850)		54,846

TOTAL SHORT-TERM INVESTMENTS (Cost $90,120)		90,116

Total Investments - 100.5% (Cost $9,325,501)		12,193,296
Liabilities in Excess of Other Assets - (0.5)%		(62,985)

Net Assets - 100.0%		12,130,311

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Semiconductors & Semiconductor Equipment	12.3%
Banks	11.8
Internet & Direct Marketing Retail	11.1
IT Services	7.2
Technology Hardware, Storage & Peripherals	5.8
Interactive Media & Services	4.9
Insurance	4.5
Entertainment	4.3
Machinery	4.0
Food & Staples Retailing	3.4
Chemicals	2.9
Thrifts & Mortgage Finance	2.7
Life Sciences Tools & Services	2.5
Oil, Gas & Consumable Fuels	2.1
Food Products	1.8
Capital Markets	1.8
Beverages	1.8
Hotels, Restaurants & Leisure	1.6
Personal Products	1.3
Textiles, Apparel & Luxury Goods	1.3
Electronic Equipment, Instruments & Components	1.3
Health Care Equipment & Supplies	1.2
Diversified Financial Services	1.2
Software	1.2
Others (each less than 1.0%)	5.3
Short-Term Investments	0.7

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PJSC	Public Joint Stock Company
PT	Limited liability company
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $55,022.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2022.

*	Non-income producing security.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$338,958	$–	$–	$338,958
Brazil	274,444	–	–	274,444
China	465,865	3,731,335	–	4,197,200
Hong Kong	–	688,479	–	688,479
India	353,690	2,016,785	–	2,370,475
Indonesia	–	390,633	–	390,633
Macau	–	73,583	–	73,583
Mexico	236,990	–	–	236,990
Panama	73,482	–	–	73,482
Poland	–	77,144	–	77,144
Portugal	103,083	–	–	103,083
Russia	129,297	–	–	129,297
South Africa	68,934	74,407	–	143,341
South Korea	–	1,003,933	–	1,003,933
Taiwan	1,178,490	350,589	–	1,529,079
United Kingdom	–	148,474	–	148,474
United States	258,799	65,786	–	324,585
Total Common Stocks	3,482,032	8,621,148	–	12,103,180
Short-Term Investments
Investment Companies	35,270	–	–	35,270
Investment of Cash Collateral from Securities Loaned	54,846	–	–	54,846
Total Short-Term Investments	90,116	–	–	90,116
Total Investments in Securities	$3,572,148	$8,621,148	$–	$12,193,296

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$24,800	$1,071,124	$1,060,653	$(1)	$— (c)	$35,270	35,256	$17	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	222,040	96,000	271,000	(21)	(4)	47,015	47,029	22	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	25,886	234,354	252,409	—	—	7,831	7,831	1	—
Total	$272,726	$1,401,478	$1,584,062	$(22)	$(4)	$90,116		$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2022.

(c)	Amount rounds to less than one thousand.